Income Tax - Information About Unused Loss Carryforwards (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	$ 3,259	$ 109	$ 3,580	$ 3,554
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	117
Unused tax losses [Member] | 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	23
Unused tax losses [Member] | 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	19
Unused tax losses [Member] | 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	11
Unused tax losses [Member] | 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	9
Unused tax losses [Member] | 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	8
Unused tax losses [Member] | 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	26
Unused tax losses [Member] | 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	12
Unused tax losses [Member] | 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	3
Unused tax losses [Member] | 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	4
Unused tax losses [Member] | 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	$ 2